LEASE (Schedule of Estimated Annual Amortization Expenses) (Details) - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
LEASE
2021	¥ 9,621	$ 1,475
2022	9,621	1,475
2023	9,621	1,475
2024	9,621	1,475
2025	¥ 9,621	$ 1,475